Schedule of Stock Option Activity (Details) - USD ($)			9 Months Ended	12 Months Ended
	Jun. 24, 2020	Jan. 02, 2020	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
2017 Equity Incentive Plan [Member] | Directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Options, Granted				6,500,000
2017 Equity Incentive Plan [Member] | Employees And Consultants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Options, Granted			3,035,800
2017 Equity Incentive Plan [Member] | Employees And Consultants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Options, Granted				6,616,900	2,000,000
2017 Equity Incentive Plan [Member] | Non-qualified Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term		5 years
2017 Equity Incentive Plan [Member] | Non-qualified Stock Options [Member] | Directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Options, Outstanding Beginning			7,400,000	900,000	900,000
Weighted Average Exercise Price, Outstanding Beginning			$ 0.067	$ 0.135
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term	5 years			7 years 7 months 6 days	8 years 7 months 6 days
Aggregate Intrinsic Value, Outstanding Beginning
Number of Options, Granted				6,500,000
Weighted Average Exercise Price, Granted
Number of Options, Exercised
Weighted Average Exercise Price, Exercised
Number of Options, Forfeited/Cancelled
Weighted Average Exercise Price, Forfeited
Number of Options, Expired
Weighted Average Exercise Price, Expired
[custom:SharebasedCompensationArrangementBySharebasedPaymentAwardOptionsOutstandingWeightedAverageRemainingContractualTerms]				7 years 6 months
Weighted Average Remaining Contractual Term, Granted				8 years 6 months
Number of options, forfeited/cancelled
Number of Options, Outstanding Ending				7,400,000	900,000
Weighted Average Exercise Price, Outstanding Ending				$ 0.067	$ 0.135
Aggregate Intrinsic Value, Exercisable Ending
Weighted Average Exercise Price, Exercisable Ending				$ 0.073	$ 0.057
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Remaining Contractual Term				8 years
Weighted Average Exercise Price, Outstanding Ending				$ 0.067	$ 0.135
Aggregate Intrinsic Value, Outstanding Ending
Number of options, outstanding ending				7,400,000	900,000
Weighted Average Exercise Price, Exercisable Ending				$ 0.073	$ 0.057
Number of options, exercisable ending				6,400,000
Aggregate Intrinsic Value, Exercisable Ending
Number of Options, Expired
Aggregate Intrinsic Value, Outstanding Ending
Number of Options, Exercisable Ending				6,400,000
2017 Equity Incentive Plan [Member] | Non-qualified Stock Options [Member] | Employees And Consultants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Options, Outstanding Beginning			14,251,000
Weighted Average Exercise Price, Outstanding Beginning			$ 0.083
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term			8 years 3 months 18 days
Aggregate Intrinsic Value, Outstanding Beginning
Number of Options, Granted			3,035,800
Weighted Average Exercise Price, Granted			$ 0.085
Number of Options, Exercised
Number of Options, Forfeited/Cancelled			(287,000)
Weighted Average Exercise Price, Forfeited			$ 0.122
Number of Options, Expired
Weighted Average Remaining Contractual Term, Granted			10 years
Number of options, forfeited/cancelled			287,000
Number of Options, Outstanding Ending			16,999,800	14,251,000
Weighted Average Exercise Price, Outstanding Ending			$ 0.083	$ 0.083
Weighted Average Remaining Contractual Term, Outstanding Ending			7 years 10 months 24 days
Aggregate Intrinsic Value, Exercisable Ending
Weighted Average Exercise Price, Exercisable Ending			$ 0.085
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Remaining Contractual Term			7 years 8 months 12 days
Weighted Average Exercise Price, Outstanding Ending			$ 0.083	$ 0.083
Aggregate Intrinsic Value, Outstanding Ending
Number of options, outstanding ending			16,999,800	14,251,000
Weighted Average Exercise Price, Exercisable Ending			$ 0.085
Number of options, exercisable ending			15,249,800
Aggregate Intrinsic Value, Exercisable Ending
Aggregate Intrinsic Value, Granted
[custom:SharebasedCompensationArrangementBySharebasedPaymentAwardOptionsOutstandingWeightedAverageRemainingContractualTermForfeited]			6 years 7 months 6 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Forfeitures and Expirations in Period, Weighted Average Intrinsic Value
Number of Options, Expired
Aggregate Intrinsic Value, Outstanding Ending
Number of Options, Exercisable Ending			15,249,800
2017 Equity Incentive Plan [Member] | Non-qualified Stock Options [Member] | Employees And Consultants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Options, Outstanding Beginning			14,251,000	10,135,000	10,560,000
Weighted Average Exercise Price, Outstanding Beginning			$ 0.083	$ 0.096	$ 0.104
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term					8 years 4 months 24 days
Aggregate Intrinsic Value, Outstanding Beginning
Number of Options, Granted				6,616,900	2,000,000
Weighted Average Exercise Price, Granted				$ 0.070	$ 0.080
Number of Options, Exercised
Weighted Average Exercise Price, Exercised
Number of Options, Forfeited/Cancelled					(2,408,333)
Weighted Average Exercise Price, Forfeited					$ 0.116
Number of Options, Expired				(2,500,900)	(16,667)
Weighted Average Exercise Price, Expired				$ 0.101	$ 0.105
[custom:SharebasedCompensationArrangementBySharebasedPaymentAwardOptionsOutstandingWeightedAverageRemainingContractualTerms]				7 years 8 months 12 days
Aggregate Intrinsic Value, Outstanding vested and Expected to vest Ending
Weighted Average Remaining Contractual Term, Granted				10 years
Aggregate Intrinsic Value, Outstanding Granted
Number of options, forfeited/cancelled					2,408,333
Weighted average remaining contractual term, expired				4 years 3 months 18 days
Number of Options, Outstanding Ending				14,251,000	10,135,000
Weighted Average Exercise Price, Outstanding Ending				$ 0.083	$ 0.096
Weighted Average Remaining Contractual Term, Outstanding Ending				8 years 3 months 18 days
Aggregate Intrinsic Value, Exercisable Ending
Number of options, outstanding vested and expected to vest ending				14,251,000
Weighted Average Exercise Price, Exercisable Ending				$ 0.083
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Remaining Contractual Term				8 years 3 months 18 days
Aggregate Intrinsic Value, Outstanding vested and Expected to vest Ending
Weighted Average Exercise Price, Outstanding Ending				$ 0.083	$ 0.096
Aggregate Intrinsic Value, Outstanding Ending
Number of options, outstanding ending				14,251,000	10,135,000
Weighted Average Exercise Price, Exercisable Ending				$ 0.083
Aggregate Intrinsic Value, Outstanding vested and Expected to vest Ending
Aggregate Intrinsic Value, Exercisable Ending
Number of Options, Expired				2,500,900	16,667
2017 Equity Plan and 2021 Equity Plan [Member] | Directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Options, Granted			230,770
2017 Equity Plan and 2021 Equity Plan [Member] | Non-qualified Stock Options [Member] | Directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Options, Outstanding Beginning			7,400,000
Weighted Average Exercise Price, Outstanding Beginning			$ 0.067
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term			7 years 6 months
Aggregate Intrinsic Value, Outstanding Beginning
Number of Options, Granted			230,770
Weighted Average Exercise Price, Granted			$ 0.065
Number of Options, Exercised
Number of Options, Forfeited/Cancelled
Number of Options, Expired
Weighted Average Remaining Contractual Term, Granted			10 years
Number of options, forfeited/cancelled
Number of Options, Outstanding Ending			7,630,770	7,400,000
Weighted Average Exercise Price, Outstanding Ending			$ 0.067	$ 0.067
Weighted Average Remaining Contractual Term, Outstanding Ending			6 years 9 months 18 days
Aggregate Intrinsic Value, Exercisable Ending
Weighted Average Exercise Price, Exercisable Ending			$ 0.067
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Remaining Contractual Term			6 years 9 months 18 days
Weighted Average Exercise Price, Outstanding Ending			$ 0.067	$ 0.067
Aggregate Intrinsic Value, Outstanding Ending
Number of options, outstanding ending			7,630,770	7,400,000
Weighted Average Exercise Price, Exercisable Ending			$ 0.067
Number of options, exercisable ending			7,630,770
Aggregate Intrinsic Value, Exercisable Ending
Aggregate Intrinsic Value, Granted
Number of Options, Expired
Aggregate Intrinsic Value, Outstanding Ending
Number of Options, Exercisable Ending			7,630,770